Segment Information (Notes)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information
We report the following three business segments:

•	Bananas: Includes the sourcing (purchase and production), transportation, marketing and distribution of bananas.

•
Salads and Healthy Snacks: Includes ready-to-eat, packaged salads, referred to in the industry as "value-added salads" and other value-added products, such as healthy snacking items, fresh vegetable and fruit ingredients used in food service; processed fruit ingredients; and our former equity-method investment in the Danone JV, which sold Chiquita-branded fruit smoothies in Europe (see Note 9).

•
Other Produce: Includes the sourcing, marketing and distribution of whole fresh produce other than bananas. Beginning in 2013, the primary product of the Other Produce segment is pineapples. As part of the 2012 restructuring plan, we exited our North American deciduous business at the end of the California grape season in December 2012.

Certain corporate expenses are not allocated to the reportable segments and are included in "Corporate costs." Inter-segment transactions are eliminated.
Financial information for each segment follows:

(In thousands)	Bananas	Salads and Healthy Snacks[1]	Other Produce	Corporate Costs[2]	Consolidated
2014
Net sales	$2,021,027	$942,675	$126,522	$—	$3,090,224
Operating income (loss)	113,698	15,753	(5,307)	(96,740)	27,404
Depreciation and amortization	22,726	34,885	205	2,850	60,666
Equity in earnings of investees	2,750	—	—	—	2,750
Total assets	1,085,878	435,835	30,945	59,380	1,612,038
Expenditures for long-lived assets	34,772	11,435	41	3,403	49,651
2013
Net sales	$1,969,560	$967,161	$120,761	$—	3,057,482
Operating income (loss)	111,569	(7,657)	(2,326)	(51,741)	49,845
Depreciation and amortization[3]	23,401	37,603	257	4,020	65,281
Equity in earnings of investees	258	—	—	—	258
Total assets	1,081,531	466,174	27,885	83,548	1,659,138
Expenditures for long-lived assets	26,587	18,757	37	3,673	49,054
2012
Net sales	$1,985,472	$952,882	$139,983	$—	3,078,337
Operating income (loss)	77,454	(218,292)	(18,120)	(94,876)	(253,834)
Depreciation and amortization	23,889	35,867	421	2,977	63,154
Equity in (losses) earnings of investees	344	(33,777)	—	—	(33,433)
Total assets	1,082,685	494,348	33,418	87,311	1,697,762
Expenditures for long-lived assets	23,351	23,070	131	6,888	53,440

1.
Salads and Healthy Snacks operating income includes $180 million ($171 million, net of tax) of goodwill and trademark impairments in 2012 as described in Note 2. Segment operating income and equity in (losses) earnings of investees includes $32 million in 2012 to fully impair the company's equity-method investment and related assets and to record estimates of probable cash obligations to the Danone JV as described in Note 9.

2.	Corporate costs include $51 million of transaction-related costs in 2014 as described in Note 5 and $35 million of relocation and restructuring costs in 2012 as described in Note 4.

3.	Depreciation and amortization allocations between segments for 2013 have been revised by $1 million. Consolidated totals and operating income by segment did not change.

Financial information by geographic area is as follows:

(In thousands)	2014	2013	2012
Net sales:
United States	$1,911,404	$1,858,418	$1,773,210

Italy	211,487	213,838	213,386
Germany	157,341	172,898	191,673
Other Core Europe	487,301	485,742	549,131
Total Core Europe[1]	856,129	872,478	954,190
Other International	322,691	326,586	350,937
Foreign net sales	1,178,820	1,199,064	1,305,127
Total net sales	$3,090,224	$3,057,482	$3,078,337

[1]	Core Europe includes the 28 member states of the European Union, Switzerland, Norway and Iceland.
Property, plant and equipment by geographic area:

	December 31,
(In thousands)	2014	2013
Property, plant and equipment, net:
United States	$210,041	$221,604
Central and South America	164,553	146,245
Other international	22,435	22,924
Total property, plant and equipment, net	$397,029	$390,773

Our products are sold throughout the world and our principal production and processing operations are conducted in the United States and Central America. Our earnings are heavily dependent upon products grown and purchased in Mexico and Central and South America. These activities are a significant factor in the economies of the countries where we produce bananas and related products, and are subject to the risks that are inherent in operating in such foreign countries, including: government regulation; currency restrictions, fluctuations and other restraints; import and export restrictions; burdensome taxes; additional tax assessments in foreign jurisdictions; risks of expropriation; threats to employees; political instability; terrorist activities including extortion; and risks of U.S. and foreign governmental action in relation to us. Should such circumstances occur, we might need to curtail, cease or alter our activities in a particular region or country. Trade restrictions apply to certain countries, such as Iran, that require U.S. government authorization for sales there; notwithstanding the broad trade sanctions against these countries, under current U.S. law and licenses issued thereunder, we are authorized to sell food products to specific customers in these countries. Our operations in some Central American countries are dependent upon leases and other agreements with the governments of these countries.